Summary Of Significant Accounting Policies -Summary of Reconciliation of Cash and Restricted Cash (Details) - USD ($)	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Accounting Policies [Line Items]
Cash		$ 925,438
Rigetti Holdings [Member]
Accounting Policies [Line Items]
Cash	$ 13,124,285		$ 22,202,388	$ 308,707	$ 308,707
Restricted cash	317,134		317,134	317,134	$ 317,134
Total cash and restricted cash	$ 13,441,419		$ 22,519,522	$ 625,841